Segment Disclosure (Tables)	12 Months Ended
Feb. 28, 2019
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas
Revenue, classified by major geographic regions in which the Company’s customers are located, was as follows:

	For the Years Ended
	February 28, 2019 (1)		February 28, 2018 (2)		February 28, 2017 (2)
North America (3)	599	66.2%	540	58.0%	659	50.3%
Europe, Middle East and Africa	222	24.6%	278	29.8%	461	35.2%
Latin America	7	0.8%	15	1.6%	35	2.7%
Asia Pacific	76	8.4%	99	10.6%	154	11.8%
	$904	100.0%	$932	100.0%	$1,309	100.0%
______________________________
(1) As reported under the new revenue recognition standard, ASC 606.
(2) Comparative information has not been restated and continues to be reported under the accounting standards in effect for previous periods.
(3) North America includes all revenue from the Company’s intellectual property arrangements, due to the global applicability of the patent portfolio and licensing arrangements thereof.

Revenue by Product and Service Type
Total revenue, classified by product and service type, was as follows:

	For the Years Ended
	February 28, 2019 (1)	February 28, 2018 (2)	February 28, 2017 (2)
Enterprise software and services	$355	$388	$345
BlackBerry Technology Solutions	204	163	151
Licensing, IP and other	286	196	126
Handheld devices	13	64	374
SAF	46	121	313
	$904	$932	$1,309

______________________________
(1) As reported under the new revenue recognition standard, ASC 606.
(2) Comparative information has not been restated and continues to be reported under the accounting standards in effect for previous periods.

Revenue classified by timing of recognition [Table Text Block]
Revenue, classified by timing of recognition, was as follows:

For the Year Ended
February 28, 2019
Products and services transferred over time	$488
Products and services transferred at a point in time	416
Total	$904

Revenue Contract Balances [Table Text Block]
Revenue Contract Balances
The following table sets forth the activity in the Company’s revenue contract balances for the fiscal year ended February 28, 2019:

	Accounts Receivable	Deferred Revenue	Deferred Commissions
Opening balance as at March 1, 2018 (as adjusted for ASC 606)	$151	$292	$21
Increases due to invoicing of new or existing contracts, associated contract acquisition costs, or other	671	563	23
Increase due to Cylance acquisition	33	95	—
Decreases due to payment, fulfillment of performance obligations, or other	(661)	(600)	(21)
Increase, net	43	58	2
Closing balance as at February 28, 2019	$194	$350	$23

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]
he table below discloses the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied as at February 28, 2019 and the time frame in which the Company expects to recognize this revenue. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property.

	As at February 28, 2019
	Less than 12 Months	12 to 24 Months	Thereafter	Total
Remaining performance obligations	$336	$143	$101	$580

Long-lived Assets and Total Assets by Geographic Areas
Property, plant and equipment, intangible assets and goodwill, classified by geographic segments in which the Company’s assets are located, were as follows:

	As at
	February 28, 2019		February 28, 2018
	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets	Property, Plant and Equipment, Intangible Assets and Goodwill	Total Assets
Canada	$396	$654	$425	$640
United States	2,178	3,089	627	2,922
Other	42	186	58	218
	$2,616	$3,929	$1,110	$3,780